Securities - Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	$ 597	$ 201
Gross Unrealized Losses, Less Than 12 Months	1,583	761
Fair Value, Less Than 12 Months	67,186	68,677
Gross Unrealized Losses, 12 Months Or More	330	67
Fair Value, 12 Months Or More	6,776	6,061
Gross Unrealized Losses, Total	1,913	828
Fair Value, Total	73,962	74,738
U.S. Treasury Security [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		2
Fair Value, Less Than 12 Months		1,000
Gross Unrealized Losses, Total		2
Fair Value, Total		1,000
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	396	46
Held-to-maturity, Fair Value, Less Than 12 Months	8,602	5,954
Held-to-maturity, Gross Unrealized Losses, Total	396	46
Held-to-maturity, Fair Value, Total	8,602	5,954
Gross Unrealized Losses, Less Than 12 Months	98	67
Fair Value, Less Than 12 Months	6,402	9,172
Gross Unrealized Losses, 12 Months Or More		59
Fair Value, 12 Months Or More		4,941
Gross Unrealized Losses, Total	98	126
Fair Value, Total	6,402	14,113
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	28	155
Held-to-maturity, Fair Value, Less Than 12 Months	2,018	12,994
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	173
Held-to-maturity, Fair Value, 12 Months Or More	3,621
Held-to-maturity, Gross Unrealized Losses, Total	201	155
Held-to-maturity, Fair Value, Total	5,639	12,994
Gross Unrealized Losses, Less Than 12 Months	589	278
Fair Value, Less Than 12 Months	27,243	20,231
Gross Unrealized Losses, Total	589	278
Fair Value, Total	27,243	20,231
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	439	33
Fair Value, Less Than 12 Months	19,328	2,652
Gross Unrealized Losses, 12 Months Or More		8
Fair Value, 12 Months Or More		1,120
Gross Unrealized Losses, Total	439	41
Fair Value, Total	19,328	3,772
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	33	108
Fair Value, Less Than 12 Months	3,593	15,282
Gross Unrealized Losses, 12 Months Or More	111
Fair Value, 12 Months Or More	1,889
Gross Unrealized Losses, Total	144	108
Fair Value, Total	5,482	15,282
Asset-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		72
Fair Value, Less Than 12 Months		1,392
Gross Unrealized Losses, 12 Months Or More	46
Fair Value, 12 Months Or More	1,266
Gross Unrealized Losses, Total	46	72
Fair Value, Total	$ 1,266	$ 1,392